Employees and Personnel Costs - Social Security Costs and Pension Costs (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employees and Personnel Costs
Pension costs	kr 2,783	kr 1,953	kr 1,876
Social security costs and pension costs	35,889	32,648	16,604
Parent Company
Employees and Personnel Costs
Social security costs	17,393	17,088	12,330
Parent Company | Board and executive management
Employees and Personnel Costs
Pension costs	2,167	1,785	1,748
Parent Company | Other employees
Employees and Personnel Costs
Pension costs	6,582	4,084	1,666
Subsidiaries
Employees and Personnel Costs
Social security costs	6,484	8,596	225
Subsidiaries | Board and executive management
Employees and Personnel Costs
Pension costs	616	167	129
Subsidiaries | Other employees
Employees and Personnel Costs
Pension costs	kr 2,647	kr 928	kr 506